POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 AND MARCH 1, 2017 OF:

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 34, the third sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process” is deleted and replaced with the following:

The Creation Unit will be transferred no later than the second Business Day following the Transmittal Date (“T+2”).

•	On page 35, the first sentence of the seventh paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 36, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process” is deleted and replaced with the following:

The requisite Cash Redemption Amount (or, if in-kind redemptions are permitted, Fund Securities and the Redemption Cash Component) will be transferred by the second NSCC Business Day following the Transmittal Date.

•	On page 36, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

The Trust will then initiate procedures to transfer the requisite Cash Redemption Amount (or, if in-kind redemptions are permitted, Fund Securities and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner), which is expected to be delivered to the AP on behalf of the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received).

•	Beginning on page 37, the chart and the paragraph immediately preceding it, under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2. However, because the Fund will invest in futures contracts, which typically settle one Business Day following the Transmittal Date, creations and redemptions for the Fund may settle as soon as T+1. In the latter case, the detail in the chart below under the column labeled T+2 would occur under the column labeled T+1.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	2:00 p.m. (ET) Deposit Cash must be received by the Custodian. For in-kind creations: 11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC.	Creation Unit Aggregations will be delivered.

2:00 p.m. (ET) Cash Component must be received by the Custodian.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations, when permitted)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Cash Redemption Amount will be transferred. (For in-kind redemptions, when permitted, Fund Securities and Redemption Cash Component will be transferred to beneficial owner.)

Custom Orders (for in-kind redemptions, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Cash Redemption Amount is delivered to the Redeeming beneficial owner. (For in-kind redemptions, when permitted, Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.)

Custom Orders (for in-kind redemptions, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Redemption Cash

Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Please Retain This Supplement For Future Reference.

P-PS-PDBC-SOAI-SUP-1 082317